Fair Value Measurements - Summary of Assets Measured at Fair Value On a Recurring Basis (Detail) - USD ($)	Dec. 31, 2023	Nov. 01, 2023	Aug. 31, 2023	Jun. 02, 2023	May 19, 2023	Apr. 27, 2023	Mar. 29, 2023	Jan. 26, 2023	Dec. 31, 2022
Fair Value, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 2,693,000								$ 9,763,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	2,693,000								9,763,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0								0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0								0
ANDRETTI ACQUISITION CORP. [Member] | Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	2,450,083	$ 300,000	$ 204,457	$ 484,828	$ 160,231	$ 153,288	$ 492,943	$ 119,391	0
ANDRETTI ACQUISITION CORP. [Member] | Marketable Securities Held in Trust Account [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 86,265,079								$ 239,149,736